Parent company only condensed financial information - Cash Flows (Details)			12 Months Ended
	Dec. 13, 2019 USD ($)	Dec. 13, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash generated from /(used in) operating activities
Cash generated from/(used in) operating activities			¥ (1,815,725,000)	¥ (489,138,000)	¥ (228,685,000)
Net cash used in operating activities			(1,817,454,000)	(489,237,000)	(228,685,000)
Cash flows from investing activities
Payment for investment in subsidiaries, net of cash acquired			(270,791,000)	(165,020,000)
Payment for loan to subsidiaries			(5,000,000)	(15,027,000)
Net cash (used in) / generated from investing activities			570,839,000	(5,805,478,000)	(126,841,000)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	$ 286,838,054	¥ 2,007,034,549	102,080,000	4,409,771,000	431,257,000
Proceeds from issuance of ordinary shares upon initial public offering			2,035,177,000
Share issue transaction costs			(28,142,000)	(20,585,000)
Net cash generated from financing activities			1,754,557,000	5,999,403,000	1,125,135,000
Net increase /(decrease) in cash and cash equivalents			507,942,000	(295,312,000)	769,609,000
Cash and cash equivalents, beginning of the year			565,027,000	847,767,000	78,158,000
Effects of exchange rate changes on cash and cash equivalents			4,906,000	12,572,000
Cash and cash equivalents at the end of year			1,077,875,000	565,027,000	847,767,000
Parent company
Cash generated from /(used in) operating activities
Cash generated from/(used in) operating activities			(2,275,000)	13,672,000
Net cash used in operating activities			(2,275,000)	13,672,000
Cash flows from investing activities
Payment for investment in subsidiaries, net of cash acquired			(1,580,599,000)	(4,655,746,000)
Payment for loan to subsidiaries			(54,397,000)	(31,297,000)
Net cash (used in) / generated from investing activities			(1,634,996,000)	(4,687,043,000)
Cash flows from financing activities
Proceeds from issuance of ordinary shares			102,080,000	4,409,771,000	431,257,000
Proceeds from issuance of ordinary shares upon initial public offering			2,035,177,000
Share issue transaction costs			(28,142,000)	(20,585,000)
Net cash generated from financing activities			2,109,115,000	4,389,186,000	431,257,000
Net increase /(decrease) in cash and cash equivalents			471,844,000	(284,185,000)	431,257,000
Cash and cash equivalents, beginning of the year			159,644,000	431,257,000
Effects of exchange rate changes on cash and cash equivalents			3,019,000	12,572,000
Cash and cash equivalents at the end of year			¥ 634,507,000	¥ 159,644,000	¥ 431,257,000